Derivative financial instruments - Derivative Instruments, Gain (Loss) (Details) - Interest rate contracts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Derivatives not designated as hedges	$ (36,721)	$ 69,336	$ 19,718
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	97,788	17,909	(76,682)
Gain (loss) recognized in interest expense	$ 61,067	$ 87,245	$ (56,964)